Related Party Transactions (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	May 26, 2021 item $ / shares shares	May 25, 2021 shares	Feb. 22, 2021 item $ / shares shares	Oct. 31, 2021 CAD ($) item
Post-consolidation
Related Party Transactions
Issued price per share (in $/share) | $ / shares	$ 9.60		$ 7.20
Number of units issued	2,415,000	2,415,000	3,194,445
Pre-consolidation
Related Party Transactions
Issued price per share (in $/share) | $ / shares	$ 0.64		$ 0.48
Number of units issued	36,225,000	36,225,000	47,916,665
Opaskwayak Cree Nation
Related Party Transactions
Principal amount of loan | $				$ 13,000
Director
Related Party Transactions
Number of officers | item	1		2
Director | Post-consolidation
Related Party Transactions
Number of units issued	105,000		207,472
Director | Pre-consolidation
Related Party Transactions
Number of units issued	1,575,000		3,112,084
Grover Properties Inc.
Related Party Transactions
Annual lease payments | $				$ 386
Term of lease contract				5 years
Number of times the term of lease contract can be extended | item				2
Renewal term of lease contract				5 years
2G Realty, LLC
Related Party Transactions
Annual lease payments | $				$ 52
Term of lease contract				1 year
Number of times the term of lease contract can be extended | item				1
Renewal term of lease contract				1 year